INTEREST AND FINANCE COSTS, NET	12 Months Ended
Dec. 31, 2023
INTEREST AND FINANCE COSTS, NET [Abstract]
INTEREST AND FINANCE COSTS, NET

24.   INTEREST AND FINANCE COSTS, NET

	Years ended December 31,
	2023	2022
Interest income	$3,654	$1,851
Interest expense	(18,367)	(8,885)
Bank stand-by and commitment fees	(304)	(193)
Accretion expense	(2,988)	(2,364)
Lease liabilities	(3,785)	(2,466)
	$(21,790)	$(12,057)